Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets
Cash and cash equivalents	$ 42,398,528	$ 405,133
Digital assets	51,112,146	6,293,922
Other current assets	3,050,616	2,020,374
Total Current Assets	96,561,290	8,719,429
Investment security	1,000,000
Deposits for property and equipment	43,094,881	1,324,963
Property and equipment, net	32,489,158	29,849,157
Deferred tax assets	58,081
Other noncurrent assets	6,714,571
Total Assets	179,917,981	39,893,549
Current Liabilities
Accounts payable	2,608,899	1,365,716
Due to related parties		336,722
Income tax payable	559,774
Other payables and accrued liabilities	1,875,933	191,536
Total Current Liabilities	5,044,606	1,893,974
Deferred tax liabilities	462,372
Long-term income tax payable	2,767,276
Total Liabilities	8,274,254	1,893,974
Commitments and Contingencies
Shareholders’ Equity
Preferred shares, $0.01 par value, 10,000,000 and nil shares authorized, 1,000,000 and nil shares issued and outstanding of December 31, 2021 and 2020, respectively	9,050,000
Ordinary shares, $0.01 par value, 340,000,000 and 50,000,000 shares authorized, 69,591,389 and 48,043,788 shares issued and outstanding of December 31, 2021 and 2020, respectively	695,914	480,438
Treasury stock, at cost, 115,514 shares in 2021 and nil shares in 2020	(1,094,859)
Additional paid-in capital	182,869,159	53,219,626
Accumulated deficit	(19,876,487)	(15,700,489)
Total Shareholders’ Equity	171,643,727	37,999,575
Total Liabilities and Shareholders’ Equity	$ 179,917,981	$ 39,893,549